August 16, 2011

Mark C. Amorosi

D 202.778.9351

F 202.778.9100

mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust – Post-Effective Amendment No. 33 to the
Registration Statement on Form N-1A (File Nos. 811-10509 and 333-70754)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of AXA Premier VIP Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 33 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The Trust is filing the Post-Effective Amendment to respond to comments received on July 22, 2011 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 32 to the Trust’s Registration Statement as filed with the SEC on June 17, 2011, to include exhibits and other information not included in Post-Effective Amendment No. 32 and to make other minor clarifying, updating and stylistic changes. The Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 32.

The Post-Effective Amendment will become effective immediately in accordance with Rule 485(b) under the 1933 Act.

August 16, 2011

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or Andrea Ottomanelli Magovern at (202) 778-9178.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
William MacGregor, Esq.
AXA Equitable Funds Management Group, LLC

Andrea Ottomanelli Magovern, Esq.
K&L Gates LLP